BENEFIT PLANS	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS
BENEFIT PLANS
The Company sponsors a 401(k) plan, which provides retirement benefits to eligible employees. All employees are eligible once they reach age 21 years and complete one year of eligible service. The Company's plan allowed eligible employees to contribute up to 20% of their eligible compensation, subject to applicable annual Code limits. The Company provides 50% matching on employee contributions, up to 2% of the employee's salary. Total matching contributions during the years ended December 31, 2016 and 2015 were approximately $2 thousand and $37 thousand, respectively.